Identified Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Identified Intangible Assets

13 Identified Intangible Assets

The changes in identified intangible assets were as follows:

	Total	Other intangible assets	Software
Balance as of January 1, 2016:
Cost	9,978	9,832	146
Accumulated amortization/impairment	(1,188)	(1,083)	(105)

Book value	8,790	8,749	41
Changes in book value:
Acquisitions/additions	299	289	10
Transfer to assets held for sale	(138)	(138)	—
Amortization	(1,507)	(1,483)	(24)
Impairment	(89)	(89)	—
Translation differences	(12)	(10)	(2)

Total changes	(1,447)	(1,431)	(16)
Balance as of December 31, 2016:
Cost	9,512	9,397	115
Accumulated amortization/impairment	(2,169)	(2,079)	(90)

Book value	7,343	7,318	25
Changes in book value:
Acquisitions/additions	78	68	10
Amortization	(1,539)	(1,518)	(21)
Impairment	(23)	(23)	—
Translation differences	4	4	—

Total changes	(1,480)	(1,469)	(11)
Balance as of December 31, 2017:
Cost	9,335	9,227	108
Accumulated amortization/impairment	(3,472)	(3,378)	(94)

Book value	5,863	5,849	14

Identified intangible assets as of December 31, 2017 and 2016 respectively were composed of the following:

	December 31, 2017		December 31, 2016
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
IPR&D 1)	687	—	1,380	—
Marketing-related	82	(34)	81	(18)
Customer-related	1,155	(437)	1,146	(322)
Technology-based	7,303	(2,907)	6,790	(1,739)

	9,227	(3,378)	9,397	(2,079)
Software	108	(94)	115	(90)

Identified intangible assets	9,335	(3,472)	9,512	(2,169)

1)	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.

The estimated amortization expense for these identified intangible assets, excluding software, for each of the five succeeding years is:

2018	1,493
2019	1,534
2020	1,328
2021	562
2022	491

All intangible assets, excluding IPR&D and goodwill, are subject to amortization and have no assumed residual value.

The expected weighted average remaining life of identified intangibles is 5 years as of December 31, 2017.